                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: [     ]
This Amendment (Check only one):  [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Fifth Third Bank, a Michigan Banking Corporation
Address:          111 Lyon N.W.
                  Grand Rapids, MI 49503

13F File Number: 28-10119
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                      Charles Drucker
Title:                     Executive Vice President
Phone:                     513-534-5005
Signature, Place, and Date of Signing:

     /S/ Charles Drucker              Cincinnati, Ohio          August 14, 2007
     -------------------------        ----------------          ---------------
     [Signature]                      [City, State]              [Date]

Report Type (Check only one):

[ ]     13F HOLDINGS REPORT

[X]     13F NOTICE

[ ]     13F COMBINATION REPORT

List of Managers Reporting for this Manager:

Fifth Third Bancorp -  #28-03158